19. Information on related parties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Related party income	$ 819	$ 886	$ 16,855
Related party expenses	918,299	1,121,745	827,690
Related party receivables	48	1,111	1,802
Related party payables	$ 28,207	$ 27,220	$ 51,484
Related Party 1
Disclosure of transactions between related parties [line items]
Name of related party	Termoeléctrica José de San Martín S.A.	Termoeléctrica José de San Martín S.A.	Termoeléctrica José de San Martín S.A.
Related party income	$ 565	$ 644	$ 466
Related party expenses	0	0	0
Related party receivables	48	366	1,753
Related party payables	$ 0	$ 0	$ 0
Related Party 2
Disclosure of transactions between related parties [line items]
Name of related party	Distribuidora de Gas Cuyana S.A.	Distribuidora de Gas Cuyana S.A.	Distribuidora de Gas Cuyana S.A.
Related party income	$ 0	$ 0	$ 0
Related party expenses	370,927	590,500	492,825
Related party receivables	0	0	0
Related party payables	$ 27,659	$ 26,270	$ 51,484
Related Party 3
Disclosure of transactions between related parties [line items]
Name of related party	Energía Sudamericana S.A.	Energía Sudamericana S.A.	Energía Sudamericana S.A.
Related party income	$ 0	$ 0	$ 0
Related party expenses	0	0	0
Related party receivables	0	0	0
Related party payables	$ 548	$ 746	$ 0
Related Party 4
Disclosure of transactions between related parties [line items]
Name of related party	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.
Related party income	$ 0	$ 0	$ 16,016
Related party expenses	0	0	0
Related party receivables	0	0	49
Related party payables	$ 0	$ 0	$ 0
Related Party 5
Disclosure of transactions between related parties [line items]
Name of related party	RMPE Asociados S.A.	RMPE Asociados S.A.	RMPE Asociados S.A.
Related party income	$ 254	$ 242	$ 373
Related party expenses	544,413	489,127	334,865
Related party receivables	0	0	0
Related party payables	$ 0	$ 0	$ 0
Related Party 6
Disclosure of transactions between related parties [line items]
Name of related party	Coyserv S.A.	Coyserv S.A.	Coyserv S.A.
Related party income	$ 0	$ 0	$ 0
Related party expenses	2,959	42,118	0
Related party receivables	0	745	0
Related party payables	$ 0	$ 204	$ 0